FINANCIAL DATA HIGHLIGHTS - $ / shares		11 Months Ended		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Class A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year				$ 1.8617	$ 1.9048		$ 1.9392
Net realized and net change in unrealized trading profit (loss)				0.1328	0.0269		0.0617
Brokerage commissions				(0.0020)	(0.0018)		(0.0020)
Interest income, net				0.0150	0.0037		0.0001
Expenses				(0.0637)	(0.0719)		(0.0942)
Net asset value, before full redemption							1.9048
Net asset value, end of year		$ 1.9048		$ 1.9438	$ 1.8617		$ 1.9048
Total Return:
Total return before Performance fees (as a percent)	[1],[2]			4.41%	(2.26%)		(0.64%)
Performance fees (as a percent)	[1],[2]			0.00%	0.00%		(1.13%)
Total return after Performance fees (as a percent)	[1],[2]			4.41%	(2.26%)		(1.77%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]			3.45%	3.74%		3.75%
Performance fees (as a percent)	[1]			0.00%	0.00%		1.10%
Expenses (including Performance fees) (as a percent)	[1]			3.45%	3.74%		4.85%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]			(2.63%)	(3.54%)		(3.75%)
Performance fees (as a percent)	[1]			0.00%	0.00%		(1.10%)
Net investment income (loss) (including Performance fees) (as a percent)	[1]			(2.63%)	(3.54%)		(4.85%)
Class C
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year				$ 1.6543	$ 1.7095		$ 1.7580
Net realized and net change in unrealized trading profit (loss)				0.1170	0.0244		0.0558
Brokerage commissions				(0.0018)	(0.0016)		(0.0018)
Interest income, net				0.0133	0.0033		0.0001
Expenses				(0.0729)	(0.0813)		(0.1026)
Net asset value, before full redemption							1.7095
Net asset value, end of year		1.7095		$ 1.7099	$ 1.6543		$ 1.7095
Total Return:
Total return before Performance fees (as a percent)	[1],[2]			3.36%	(3.23%)		(1.63%)
Performance fees (as a percent)	[1],[2]			0.00%	0.00%		(1.13%)
Total return after Performance fees (as a percent)	[1],[2]			3.36%	(3.23%)		(2.76%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]			4.45%	4.75%		4.75%
Performance fees (as a percent)	[1]			0.00%	0.00%		1.10%
Expenses (including Performance fees) (as a percent)	[1]			4.45%	4.75%		5.85%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]			(3.64%)	(4.55%)		(4.75%)
Performance fees (as a percent)	[1]			0.00%	0.00%		(1.10%)
Net investment income (loss) (including Performance fees) (as a percent)	[1]			(3.64%)	(4.55%)		(5.85%)
Class D
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year				$ 2.0509	$ 2.0671		$ 2.0732
Net realized and net change in unrealized trading profit (loss)				0.1479	0.0288		0.0661
Brokerage commissions				(0.0023)	(0.0020)		(0.0022)
Interest income, net				0.0167	0.0040		0.0001
Expenses				(0.0450)	(0.0470)		(0.0701)
Net asset value, before full redemption							2.0671
Net asset value, end of year		2.0671		$ 2.1682	$ 2.0509		$ 2.0671
Total Return:
Total return before Performance fees (as a percent)	[1],[2]			5.72%	(0.78%)		0.83%
Performance fees (as a percent)	[1],[2]			0.00%	0.00%		(1.13%)
Total return after Performance fees (as a percent)	[1],[2]			5.72%	(0.78%)		(0.30%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]			2.20%	2.24%		2.25%
Performance fees (as a percent)	[1]			0.00%	0.00%		1.10%
Expenses (including Performance fees) (as a percent)	[1]			2.20%	2.24%		3.35%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]			(1.38%)	(2.04%)		(2.25%)
Performance fees (as a percent)	[1]			0.00%	0.00%		(1.10%)
Net investment income (loss) (including Performance fees) (as a percent)	[1]			(1.38%)	(2.04%)		(3.35%)
Class I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year				$ 1.9373	$ 1.9742		$ 2.0018
Net realized and net change in unrealized trading profit (loss)				0.1386	0.0278		0.0637
Brokerage commissions				(0.0021)	(0.0019)		(0.0021)
Interest income, net				0.0156	0.0038		0.0001
Expenses				(0.0587)	(0.0666)		(0.0893)
Net asset value, before full redemption							1.9742
Net asset value, end of year		1.9742		$ 2.0307	$ 1.9373		$ 1.9742
Total Return:
Total return before Performance fees (as a percent)	[1],[2]			4.82%	(1.87%)		(0.24%)
Performance fees (as a percent)	[1],[2]			0.00%	0.00%		(1.13%)
Total return after Performance fees (as a percent)	[1],[2]			4.82%	(1.87%)		(1.37%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]			3.05%	3.34%		3.35%
Performance fees (as a percent)	[1]			0.00%	0.00%		1.10%
Expenses (including Performance fees) (as a percent)	[1]			3.05%	3.34%		4.45%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]			(2.23%)	(3.14%)		(3.35%)
Performance fees (as a percent)	[1]			0.00%	0.00%		(1.10%)
Net investment income (loss) (including Performance fees) (as a percent)	[1]			(2.23%)	(3.14%)		(4.45%)
Class DS
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year	[4]						$ 2.0706
Net realized and net change in unrealized trading profit (loss)	[4]						0.0567
Brokerage commissions	[4]						(0.0007)
Interest income, net	[4]						0.0000
Expenses	[4]						(0.0391)
Net asset value, before full redemption	[4]						2.0875
Less redemption	[4]						$ 2.0875
Total Return:
Total return before Performance fees (as a percent)	[1],[2],[4]						1.95%
Performance fees (as a percent)	[1],[2],[4]						(1.13%)
Total return after Performance fees (as a percent)	[1],[2],[4]						0.82%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3],[4]						2.22%
Performance fees (as a percent)	[1],[4]						1.10%
Expenses (including Performance fees) (as a percent)	[1],[4]						3.32%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1],[4]						(2.22%)
Performance fees (as a percent)	[1],[4]						(1.10%)
Net investment income (loss) (including Performance fees) (as a percent)	[1],[4]						(3.32%)
Class DT
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year	[5]						$ 2.2127
Net realized and net change in unrealized trading profit (loss)	[5]						0.0705
Brokerage commissions	[5]						(0.0023)
Interest income, net	[5]						0.0001
Expenses	[5]						(0.0581)
Net asset value, before full redemption	[5]						2.2229
Less redemption	[5]						$ 2.2229
Total Return:
Total return before Performance fees (as a percent)	[1],[2],[5]						1.31%
Performance fees (as a percent)	[1],[2],[5]						(0.87%)
Total return after Performance fees (as a percent)	[1],[2],[5]						0.44%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3],[5]						1.75%
Performance fees (as a percent)	[1],[5]						0.84%
Expenses (including Performance fees) (as a percent)	[1],[5]						2.59%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1],[5]						(1.75%)
Performance fees (as a percent)	[1],[5]						(0.84%)
Net investment income (loss) (including Performance fees) (as a percent)	[1],[5]						(2.59%)
Class M
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year				$ 1.1524	$ 1.1615		$ 1.1649
Net realized and net change in unrealized trading profit (loss)				0.0832	0.0162		0.0372
Brokerage commissions				(0.0013)	(0.0011)		(0.0012)
Interest income, net				0.0094	0.0022		0.0000
Expenses				(0.0223)	(0.0264)		(0.0394)
Net asset value, before full redemption							1.1615
Net asset value, end of year		1.1615		$ 1.2214	$ 1.1524		$ 1.1615
Total Return:
Total return before Performance fees (as a percent)	[1],[2]			5.98%	(0.78%)		0.85%
Performance fees (as a percent)	[1],[2]			0.00%	0.00%		(1.13%)
Total return after Performance fees (as a percent)	[1],[2]			5.98%	(0.78%)		(0.28%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]			1.95%	2.24%		2.25%
Performance fees (as a percent)	[1]			0.00%	0.00%		1.10%
Expenses (including Performance fees) (as a percent)	[1]			1.95%	2.24%		3.35%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]			(1.13%)	(2.04%)		(2.25%)
Performance fees (as a percent)	[1]			0.00%	0.00%		(1.10%)
Net investment income (loss) (including Performance fees) (as a percent)	[1]			(1.13%)	(2.04%)		(3.35%)
Class F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year				$ 1.1531	$ 1.1508		$ 1.1433
Net realized and net change in unrealized trading profit (loss)				0.0838	0.0159		0.0366
Brokerage commissions				(0.0013)	(0.0011)		(0.0012)
Interest income, net				0.0094	0.0022		0.0000
Expenses				(0.0145)	(0.0147)		(0.0279)
Net asset value, before full redemption							1.1508
Net asset value, end of year		1.1508		$ 1.2305	$ 1.1531		$ 1.1508
Total Return:
Total return before Performance fees (as a percent)	[1],[2]			6.71%	0.21%		1.84%
Performance fees (as a percent)	[1],[2]			0.00%	(0.01%)		(1.19%)
Total return after Performance fees (as a percent)	[1],[2]			6.71%	0.20%		0.65%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]			1.26%	1.24%		1.24%
Performance fees (as a percent)	[1]			0.00%	0.01%		1.16%
Expenses (including Performance fees) (as a percent)	[1]			1.26%	1.25%		2.40%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]			(0.45%)	(1.05%)		(1.24%)
Performance fees (as a percent)	[1]			0.00%	(0.01%)		(1.16%)
Net investment income (loss) (including Performance fees) (as a percent)	[1]			(0.45%)	(1.06%)		(2.40%)
Class F1
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year				$ 1.1816	$ 1.1792		$ 1.1715
Net realized and net change in unrealized trading profit (loss)				0.0859	0.0163		0.0375
Brokerage commissions				(0.0013)	(0.0011)		(0.0012)
Interest income, net				0.0096	0.0023		0.0000
Expenses				(0.0149)	(0.0151)		(0.0286)
Net asset value, before full redemption							1.1792
Net asset value, end of year		1.1792		$ 1.2609	$ 1.1816		$ 1.1792
Total Return:
Total return before Performance fees (as a percent)	[1],[2]			6.71%	0.21%		1.86%
Performance fees (as a percent)	[1],[2]			0.00%	(0.01%)		(1.19%)
Total return after Performance fees (as a percent)	[1],[2]			6.71%	0.20%		0.67%
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]			1.26%	1.24%		1.24%
Performance fees (as a percent)	[1]			0.00%	0.01%		1.16%
Expenses (including Performance fees) (as a percent)	[1]			1.26%	1.25%		2.40%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]			(0.45%)	(1.05%)		(1.24%)
Performance fees (as a percent)	[1]			0.00%	(0.01%)		(1.16%)
Net investment income (loss) (including Performance fees) (as a percent)	[1]			(0.45%)	(1.06%)		(2.40%)
Class DI
Increase (Decrease) in Net Asset Value Per Unit
Net asset value or offering price, beginning of year		1.0000	[6]	$ 0.9629	$ 0.9704	[6]
Net realized and net change in unrealized trading profit (loss)		(0.0042)	[6]	0.0695	0.0135
Brokerage commissions		(0.0010)	[6]	(0.0011)	(0.0009)
Interest income, net		0.0000	[6]	0.0078	0.0019
Expenses		(0.0244)	[6]	(0.0186)	(0.0220)
Net asset value, before full redemption	[6]	0.9704
Net asset value, end of year		$ 0.9704	[6]	$ 1.0205	$ 0.9629		$ 0.9704	[6]
Total Return:
Total return before Performance fees (as a percent)	[1],[2]	(2.53%)	[6]	5.98%	(0.78%)
Performance fees (as a percent)	[1],[2]	(0.43%)	[6]	0.00%	0.00%
Total return after Performance fees (as a percent)	[1],[2]	(2.96%)	[6]	5.98%	(0.78%)
Ratios to Average Members' Capital:
Expenses (excluding Performance fees) (as a percent)	[1],[3]	2.25%	[6]	1.95%	2.24%
Performance fees (as a percent)	[1]	0.42%	[6]	0.00%	0.00%
Expenses (including Performance fees) (as a percent)	[1]	2.67%	[6]	1.95%	2.24%
Net investment income (loss) (excluding Performance fees) (as a percent)	[1]	(2.25%)	[6]	(1.13%)	(2.05%)
Performance fees (as a percent)	[1]	(0.42%)	[6]	0.00%	0.00%
Net investment income (loss) (including Performance fees) (as a percent)	[1]	(2.67%)	[6]	(1.13%)	(2.05%)

[1]	An individual member's return and ratios may vary based on timing and amount of capital transactions and class specific fee structures.
[2]	The total return is calculated for each class taken as a whole based on the change in net asset value.
[3]	The expense ratios do not include brokerage commissions.
[4]	Units fully redeemed as of April 30, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.
[5]	Units fully redeemed as of December 31, 2015.
[6]	Units issued on February 1, 2015. The ratios to average members' capital have been annualized. The performance fee ratios and total return have not been annualized.